Earnings per share (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2018 INR (₨) shares
Earnings per share [line items]
Profit	₨ 705,377	$ 9,357	₨ 1,068,703	₨ 923,401
Weighted average number of ordinary shares outstanding	179,180,285	179,180,285	154,330,243	150,417,470
Number of outstanding share option	11,056,100	11,056,100